Loss per Share Attributable to Ordinary Equity Holders of the Parent - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (311,229)	$ (225,517)
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation (in shares)	340,779,779	309,241,404